Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 641	$ 1,553
Other comprehensive (loss) income, net of tax:
Net unrealized loss on translation of net investment in foreign operations	(531)	(178)
Net unrealized gain on cash flow hedges	1	34
Reclassification of net gain on cash flow hedges to net income	(20)	(52)
Reclassification of net loss on pensions to net income	6	9
Reclassification of loss on translation of net investment in foreign operations to income	203	0
Pension and post-retirement benefits	82	26
Other comprehensive loss	(259)	(161)
Comprehensive income	382	1,392
Comprehensive income attributable to non-controlling interests	(13)	(48)
Comprehensive income attributable to Magna International Inc.	$ 369	$ 1,344